FINANCIAL INSTRUMENTS (Details 3) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Sensitivity Analysis of foreign currency risk, Foreign currency denominated in GBP against USD, Impact of 10 Percent Favourable Change in Profit (loss)	$ (1,832)	$ (2,893)
Sensitivity Analysis of foreign currency risk, Foreign currency denominated in GBP against USD, Impact of 10 Percent Adverse Change in Profit (loss)	1,832	2,893
Sensitivity Analysis of foreign currency risk, Foreign currency denominated in GBP against USD, Impact of 10 Percent Favourable Change in Increase (Decrease) in Shareholders’ Equity	(9)	(94)
Sensitivity Analysis of foreign currency risk, Foreign currency denominated in GBP against USD, Impact of 10 Percent Adverse Change in Increase (Decrease) in Shareholders’ Equity	9	94
Sensitivity Analysis of foreign currency risk, Foreign currency denominated in NIS against USD, Impact of 10 Percent Favourable Change in Profit (loss)	353	(139)
Sensitivity Analysis of foreign currency risk, Foreign currency denominated in NIS against USD, Impact of 10 Percent Adverse Change in Profit (loss)	(353)	139
Sensitivity Analysis of foreign currency risk, Foreign currency denominated in NIS against USD, Impact of 10 Percent Favourable Change in Increase (Decrease) in Shareholders’ Equity	384	(107)
Sensitivity Analysis of foreign currency risk, Foreign currency denominated in NIS against USD, Impact of 10 Percent Adverse Change in Increase (Decrease) in Shareholders’ Equity	(384)	107
Sensitivity Analysis of foreign currency risk, Foreign currency denominated in SGD against USD, Impact of 10 Percent Favourable Change in Profit (loss)	(2,348)	(2,615)
Sensitivity Analysis of foreign currency risk, Foreign currency denominated in SGD against USD, Impact of 10 Percent Adverse Change in Profit (loss)	2,348	2,615
Sensitivity Analysis of foreign currency risk, Foreign currency denominated in SGD against USD, Impact of 10 Percent Favourable Change in Increase (Decrease) in Shareholders’ Equity	(6)	(320)
Sensitivity Analysis of foreign currency risk, Foreign currency denominated in SGD against USD, Impact of 10 Percent Adverse Change in Increase (Decrease) in Shareholders’ Equity	$ 6	$ 320